PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Other	Right-of-use assets	Total
Gross carrying amount
Balance at January 1, 2023	$63	$2,298	$1,355	$451	$643	$4,810
Additions (cash and non-cash)	—	94	203	6	119	422
Dispositions	(37)	(272)	(1,022)	(66)	(388)	(1,785)
Foreign currency translation and other	(7)	(65)	17	2	4	(49)
Balance at December 31, 2023	$19	$2,055	$553	$393	$378	$3,398
Additions (cash and non-cash)	—	48	75	3	56	182
Dispositions	—	—	(8)	(1)	(30)	(39)
Transfers and assets reclassified as held for sale	—	—	(2)	—	—	(2)
Foreign currency translation and other	(2)	(199)	(39)	(35)	(39)	(314)
Balances at December 31, 2024	$17	$1,904	$579	$360	$365	$3,225

Accumulated depreciation and impairment
Balance at January 1, 2023	$—	$(227)	(528)	(65)	(225)	(1,045)
Depreciation and impairment expense	—	(56)	(153)	(24)	(84)	(317)
Dispositions	—	40	473	15	177	705
Foreign currency translation and other	—	1	3	(1)	(1)	2
Balance at December 31, 2023	$—	$(242)	$(205)	$(75)	$(133)	$(655)
Depreciation and impairment expense	—	(55)	(63)	(16)	(55)	(189)
Dispositions	—	—	3	2	26	31
Transfers and assets reclassified as held for sale	—	—	1	—	—	1
Foreign currency translation and other	—	24	19	6	18	67
Balances at December 31, 2024	$—	$(273)	$(245)	$(83)	$(144)	$(745)
Net book value
December 31, 2023	$19	$1,813	$348	$318	$245	$2,743
December 31, 2024	$17	$1,631	$334	$277	$221	$2,480
The carrying value and depreciation/impairment expense of right-of-use assets as at December 31, 2024 and 2023 are outlined below, by class of underlying asset:

	Year ended December 31, 2024
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Total
Lessee
Right-of-use assets	$1	$190	$30	$221
Depreciation/impairment expense	—	(30)	(25)	$(55)
Lessor
Assets subject to operating leases	—	—	5	$5

	Year ended December 31, 2023
(US$ MILLIONS)	Land	Buildings	Machinery and equipment	Total
Lessee
Right-of-use assets	$1	$215	$29	$245
Depreciation/impairment expense	—	(32)	(25)	$(57)